Supplemental Quarterly Information (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue, net	$ 99			$ 654						$ 231	$ 3,392	$ 3,276	$ 1,536
Cost of revenues	(392)			(83)						(704)	(560)	(1,488)	(6,964)
Gross profit / (loss)	(293)			571						(473)	2,832	1,788	(5,428)
Income from grants												900	1,600
Research and development expenses	(342)			(695)						(698)	(2,110)	(3,225)	(7,567)
Credit loss – customer contracts	328									515		3,617	1,048
Operating loss	(2,925)			2,673						(5,863)	(1,692)	(18,369)	(50,713)
Finance income / (expenses), net	(325)			(54)						(569)	(286)	(535)	104
Foreign exchange gains / (losses), net	293			(156)						394	(165)	(272)	101
Net gains/ (losses) on disposal/write-offs of property, plant and equipment and intangible assets				12,714							12,735	6,235
Other income / (expenses), net				2						2	6	7	(870)
Loss before income taxes	(3,797)			(10,213)						(7,070)	(19,684)	(30,069)	(50,984)
Income taxes	0			0						(1)	55	55	82
Net loss from continuing operations	(3,797)			(10,213)						(7,071)	(19,629)	(30,014)	(50,902)
Income (loss) from discontinued operations				(1,060)							(1,000)	(10,980)	(20,495)
Net loss (Unaudited)	$ (3,797)			$ (11,273)						$ (7,071)	$ (20,629)	$ (40,994)	$ (71,397)
Net loss per share
Basic loss per share from continuing operations	$ (1.42)			$ (4.28)						$ (2.66)	$ (7.91)	$ (15.65)	$ (37.24)
Basic weighted average number of shares	2,665,089			2,634,179						2,653,490	2,609,549	2,618,857	1,917,179
Diluted loss per share from continuing operations	$ (1.42)			$ (4.28)						$ (2.66)	$ (7.91)	$ (15.65)	$ (37.24)
Diluted weighted average number of shares	2,665,089			2,634,179						2,653,490	2,609,549	2,618,857	1,917,179
Fourth Quarter [Member]
Revenue, net		$ (244)				$ 1,314
Cost of revenues		(592)				(5,628)
Gross profit / (loss)		(836)				(4,314)
Income from grants		(512)				794
Research and development expenses		(704)				(2,822)
Administrative and selling expenses		(7,364)				(18,039)
Sublease income						139
Amortization of intangible assets		26				319
Credit loss – customer contracts		692				(985)
Impairment loss – intangible assets and goodwill
Operating loss		(8,750)				(24,908)
Fair value change of warrant liability						39
Finance income / (expenses), net		(235)				626
Foreign exchange gains / (losses), net		1,565				(6)
Loss contingency		147
Net gains/ (losses) on disposal/write-offs of property, plant and equipment and intangible assets		6,500
Other income / (expenses), net		3				(1)
Loss before income taxes		(770)				(24,250)
Income taxes						(122)
Net loss from continuing operations		(770)				(24,372)
Income (loss) from discontinued operations		(1,073)				(1,360)
Net loss (Unaudited)		$ (1,843)				$ (25,732)
Net loss per share
Basic loss per share from continuing operations		$ (0.29)				$ (11.41)
Basic weighted average number of shares		2,636,508				2,136,840
Diluted loss per share from continuing operations		$ (0.29)				$ (11.41)
Diluted weighted average number of shares		2,636,508				2,136,840
Third Quarter [Member]
Revenue, net			$ 128				$ 112
Cost of revenues			(336)				(807)
Gross profit / (loss)			(208)				(695)
Income from grants			137				242
Research and development expenses			(411)				(1,197)
Administrative and selling expenses			(3,135)				(8,000)
Sublease income							139
Amortization of intangible assets			1				(117)
Credit loss – customer contracts			(4,309)				(3)
Impairment loss – intangible assets and goodwill
Operating loss			(7,927)				(9,631)
Fair value change of warrant liability							(134)
Finance income / (expenses), net			(14)				(72)
Foreign exchange gains / (losses), net			(1,672)				(22)
Loss contingency
Net gains/ (losses) on disposal/write-offs of property, plant and equipment and intangible assets
Other income / (expenses), net			(2)				(113)
Loss before income taxes			(9,615)				(9,972)
Income taxes							81
Net loss from continuing operations			(9,615)				(9,891)
Income (loss) from discontinued operations			(8,907)				(1,955)
Net loss (Unaudited)			$ (18,522)				$ (11,846)
Net loss per share
Basic loss per share from continuing operations			$ (3.65)				$ (4.92)
Basic weighted average number of shares			2,636,508				2,012,382
Diluted loss per share from continuing operations			$ (3.65)				$ (4.92)
Diluted weighted average number of shares			2,636,508				2,012,382
Second Quarter [Member]
Revenue, net				$ 654				$ 21
Cost of revenues				(83)				(183)
Gross profit / (loss)				571				(162)
Income from grants				424				360
Research and development expenses				(695)				(1,774)
Administrative and selling expenses				2,374				4,932
Sublease income								138
Amortization of intangible assets				1				(188)
Credit loss – customer contracts								(60)
Impairment loss – intangible assets and goodwill								(9,763)
Operating loss				2,673				(6,517)
Fair value change of warrant liability								98
Finance income / (expenses), net				(54)				(487)
Foreign exchange gains / (losses), net				(156)				185
Loss contingency				36
Net gains/ (losses) on disposal/write-offs of property, plant and equipment and intangible assets				(12,714)
Other income / (expenses), net				2				(798)
Loss before income taxes				(10,213)				(7,519)
Income taxes								1
Net loss from continuing operations				(10,213)				(7,518)
Income (loss) from discontinued operations				(1,060)				(14,313)
Net loss (Unaudited)				$ (11,273)				$ (21,831)
Net loss per share
Basic loss per share from continuing operations				$ (3.88)				$ (4.22)
Basic weighted average number of shares				2,634,179				1,780,574
Diluted loss per share from continuing operations				$ (3.88)				$ (4.22)
Diluted weighted average number of shares				2,634,179				1,780,574
First Quarter [Member]
Revenue, net					$ 2,738				$ 89
Cost of revenues					(477)				(346)
Gross profit / (loss)					2,261				(257)
Income from grants					838				186
Research and development expenses					(1,415)				(1,774)
Administrative and selling expenses					(6,193)				(7,718)
Sublease income					145				127
Amortization of intangible assets					1				(221)
Credit loss – customer contracts
Impairment loss – intangible assets and goodwill
Operating loss					(4,365)				(9,657)
Fair value change of warrant liability					(59)				391
Finance income / (expenses), net					(232)				37
Foreign exchange gains / (losses), net					(9)				(56)
Loss contingency					(4,907)
Net gains/ (losses) on disposal/write-offs of property, plant and equipment and intangible assets					(21)
Other income / (expenses), net					4				42
Loss before income taxes					(9,471)				(9,243)
Income taxes					(55)				122
Net loss from continuing operations					(9,416)				(9,121)
Income (loss) from discontinued operations					60				(2,867)
Net loss (Unaudited)					$ (9,356)				$ (11,988)
Net loss per share
Basic loss per share from continuing operations					$ (3.64)				$ (5.26)
Basic weighted average number of shares					2,584,918				1,733,439
Diluted loss per share from continuing operations					$ (3.64)				$ (5.26)
Diluted weighted average number of shares					2,584,918				1,733,439